Details of Significant Accounts - Share-based payment - Incentive Stock Option Plan original terms and condition (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Jan. 24, 2022
Share-based payment arrangements
Number of option shares converted to common shares		26,629
2015 Incentive Stock Option Plan
Share-based payment arrangements
Maximum terms of options granted	4 years 1 month
2015 Incentive Stock Option Plan | 2 years' service
Share-based payment arrangements
Number of years of service	2 years
Vesting (in percent)	50.00%
2015 Incentive Stock Option Plan | 3 years' service
Share-based payment arrangements
Number of years of service	3 years
Vesting (in percent)	75.00%
2015 Incentive Stock Option Plan | 4 years' service
Share-based payment arrangements
Number of years of service	4 years
Vesting (in percent)	100.00%
2018 Incentive Stock Option Plan
Share-based payment arrangements
Maximum terms of options granted	5 years
2018 Incentive Stock Option Plan | 2 years' service
Share-based payment arrangements
Number of years of service	2 years
Vesting (in percent)	50.00%
2018 Incentive Stock Option Plan | 3 years' service
Share-based payment arrangements
Number of years of service	3 years
Vesting (in percent)	75.00%
2018 Incentive Stock Option Plan | 4 years' service
Share-based payment arrangements
Number of years of service	4 years
Vesting (in percent)	100.00%